Commitments and Contingencies (Details) - Schedule of Unrecognized Purchase Obligations - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 07, 2023	Jun. 30, 2023
Long-Term Purchase Commitment [Line Items]
Gross Commitment	$ 144,700		$ 144,700
Unrecorded unconditional purchase obligation, recognized in current period			4,976
Remaining Commitment	131,266		131,266
Asset Purchase Commitment [Member] | Cash [Member]
Long-Term Purchase Commitment [Line Items]
Gross Commitment	4,700		4,700
Unrecorded unconditional purchase obligation, recognized in current period
Remaining Commitment	3,532		3,532
Joint Development Agreements, Paid In Cash [Member]
Long-Term Purchase Commitment [Line Items]
Gross Commitment	70,000		70,000
Unrecorded unconditional purchase obligation, recognized in current period			2,211
Remaining Commitment	64,549		64,549
Joint Development Agreements, Paid In Share-Based Payments [Member]
Long-Term Purchase Commitment [Line Items]
Gross Commitment	70,000		70,000
Unrecorded unconditional purchase obligation, recognized in current period			2,765
Remaining Commitment	63,186		$ 63,186
Successor [Member]
Long-Term Purchase Commitment [Line Items]
Unrecorded unconditional purchase obligation, recognized in current period	266
Successor [Member] | Asset Purchase Commitment [Member] | Cash [Member]
Long-Term Purchase Commitment [Line Items]
Unrecorded unconditional purchase obligation, recognized in current period
Successor [Member] | Joint Development Agreements, Paid In Cash [Member]
Long-Term Purchase Commitment [Line Items]
Unrecorded unconditional purchase obligation, recognized in current period	119
Successor [Member] | Joint Development Agreements, Paid In Share-Based Payments [Member]
Long-Term Purchase Commitment [Line Items]
Unrecorded unconditional purchase obligation, recognized in current period	$ 147
Predecessor [Member]
Long-Term Purchase Commitment [Line Items]
Unrecorded unconditional purchase obligation, recognized in current period		$ 8,191
Predecessor [Member] | Asset Purchase Commitment [Member] | Cash [Member]
Long-Term Purchase Commitment [Line Items]
Unrecorded unconditional purchase obligation, recognized in current period		1,168
Predecessor [Member] | Joint Development Agreements, Paid In Cash [Member]
Long-Term Purchase Commitment [Line Items]
Unrecorded unconditional purchase obligation, recognized in current period		3,121
Predecessor [Member] | Joint Development Agreements, Paid In Share-Based Payments [Member]
Long-Term Purchase Commitment [Line Items]
Unrecorded unconditional purchase obligation, recognized in current period		$ 3,902